Business, Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016 Segment	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) Segment shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Aug. 04, 2017 shares	Jun. 30, 2017	Nov. 30, 2014 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of segments	3		3	3
Restructuring Cost and Reserve [Line Items]
Common Stock, Shares, Issued | shares		3,000	3,000	3,000	3,000	3,000				3,000
Property, Equipment, Leasehold Improvements and Computer Software [Abstract]
Cost basis of computer software | $		$ 248	$ 248	$ 248	$ 248	$ 266
Accumulated amortization of computer software | $		$ 142	$ 142	$ 142	142	110
Amortization expense related to computer software | $					$ 39	$ 1	$ 3
Maximum
Real Estate Held-for-investment And Accumulated Depreciation [Line Items]
Real Estate Held-for-investment And Accumulated Depreciation Life Used For Depreciation		55 years
Minimum
Real Estate Held-for-investment And Accumulated Depreciation [Line Items]
Real Estate Held-for-investment And Accumulated Depreciation Life Used For Depreciation		20 years
Spinoff [Member] | Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Common Stock, Shares, Issued | shares								119,773,106
Spinoff [Member] | Parent shareholders' percentage [Member] | Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Common Stock, Shares, Issued | shares								96,776,670
Common stock distribution by parent									80.80%
Spinoff [Member] | Minimum | Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Common stock distribution by parent									80.10%
Other Capitalized Property Plant and Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Other Capitalized Property Plant and Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Leasehold Improvements [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Leasehold Improvements [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period		4 years
VODA and VOCRA [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Amortization period		40 years
VODA and VOCRA [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Amortization period		10 years